CLOSED BLOCK - Revenues and Expenses (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Premiums and other income	$ 44	$ 52	$ 144	$ 167	$ 224	$ 212	$ 236
Net investment income (loss)	72	82	218	244	314	349	368
Net investment gains (losses)	0	(2)	1	(18)	(20)	(1)	2
Total revenues	116	132	363	393	518	560	606
Benefits and Other Deductions:
Policyholders’ benefits and dividends	123	132	372	416	537	522	550
Other operating costs and expenses	1	1	3	2	2	4	4
Total benefits and other deductions	124	133	375	418	539	526	554
Net revenues (loss) before income taxes	(8)	(1)	(12)	(25)	(21)	34	52
Income tax (expense) benefit	2	1	2	9	6	(12)	(18)
Net revenues (losses)	$ (6)	$ 0	$ (10)	$ (16)	$ (15)	$ 22	$ 34